Basis of presentation and going concern uncertainty	12 Months Ended
Dec. 31, 2011
Basis of presentation and going concern uncertainty [Text Block]
2.	Basis of presentation and going concern uncertainty

The accompanying consolidated financial statements include the accounts of Balaton and CRL (collectively the “Company”). All inter-company balances and transactions have been eliminated in consolidation.

The Company has prepared its consolidated financial statements in conformity with generally accepted accounting principles of the United States of America since 2009. Prior to 2009, the Company prepared its consolidated financial statements in accordance with Canadian generally accepted accounting principles. In the years 2008 and before there were no accounting differences in U.S. and Canadian GAAP. Had the financial statements been presented in Canadian GAAP for the year ended December 31, 2009, there would have been a decrease in additional paid-in capital and an increase in common stock of $364,538 for the exercise of the 3,272,333 warrants.

The business of mining and exploring for minerals involves a high degree of risk and there can be no assurance that current exploration programs will result in profitable mining operations. The recoverability of the carrying value of exploration properties and the Company’s continued existence is dependent upon the preservation of its interest in the underlying properties, the discovery of economically recoverable reserves, the achievement of profitable operations, or the ability of the Company to raise alternative financing, if necessary, or alternatively upon the Company’s ability to dispose of its interests on an advantageous basis. Changes in future conditions could require material write downs of the carrying values.

Going concern uncertainty

These financial statements have been prepared on the basis of accounting principles applicable to a going concern, which assume that the Company will continue in operation for the foreseeable future and will be able to realize its assets and discharge its liabilities in the normal course of operations. These financial statements do not include adjustments to the amounts and classification of assets and liabilities that might be necessary should the Company be unable to continue in business.

Accounting estimates

The preparation of financial statements in conformity with generally accepted accounting principles of the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates and assumptions.